Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations 1 [Abstract]
Summary of Fair Values of Identifiable Net Assets	The total consideration and the fair values in accordance with IFRS 3 of the identified net assets acquired of InstaDeep as of July 31, 2023, are as follows:

Fair value recognized on acquisition
(in millions €)	InstaDeep Ltd.
Assets
Intangible assets	187.6
Property, plant and equipment	2.1
Right-of-use assets	0.7
Trade receivables	2.4
Financial assets - current	52.5
Cash and cash equivalents	21.2
Other assets non-current and current	8.7
Total assets	275.0

Liabilities
Deferred tax liabilities	45.8
Other liabilities long-term and short-term	18.2
Total liabilities	64.0

Total identifiable net assets at fair value	211.0

Goodwill from the acquisition	306.5
Total consideration	517.5

Consideration
Cash paid	358.1
Cash to be paid in 2024	4.0
Designated FX hedge	(8.1)
Shares transferred (approx. 1.1 million shares)	103.7
Contingent consideration	31.8
Previously held non-listed equity investment (stake of 5.3%)	27.9
Total consideration	517.5